Incorporated herein by reference is a supplement to the prospectuses of MFS Global Real Estate Fund, MFS Government Securities Fund, and MFS New Discovery Value Fund (File No. 2-74959) filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on September 27, 2013 (SEC Accession No. 0000912938-13-000438).